Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (2,146,711)	$ 8,680,745	$ 10,630,964	$ 5,020,572
Adjustments to reconcile net (loss) income to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares				25,000
General and administrative expenses paid by related party under promissory note				2,330
Change in fair value of derivative warrant liabilities	2,504,864	(7,685,810)	(7,518,520)	(6,862,530)
Offering costs associated with derivative warrant liabilities				845,080
Income from investments held in Trust Account	(3,720,218)	(1,899,910)	(4,509,453)	(24,469)
Changes in operating assets and liabilities:
Prepaid expenses	112,901	411,750	559,241	(692,332)
Accounts payable	100,323	(20,974)	60,612	23,387
Accrued expenses	2,104,442	42,343	168,633	111,202
Net cash used in operating activities	(1,044,399)	(471,856)	(608,523)	(1,551,760)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(323,692,510)
Cash withdrawn from Trust Account in connection with redemption	306,691,945
Net cash provided by investing activities	306,691,945			(323,692,510)
Cash Flows from Financing Activities:
Repayment of note payable to related party				(148,620)
Proceeds from initial public offering and over-allotment exercise, net				323,692,510
Proceeds received from private placement				10,300,000
Offering costs paid				(6,936,516)
Non-redemption agreement liability	(132,000)
Issuance of Class B ordinary share	10
Advances from related party	140,560
Redemption of common stock	(306,691,945)
Net cash used in financing activities	(306,683,375)			326,907,374
Net change in cash	(1,035,829)	(471,856)	(608,523)	1,663,104
Cash – beginning of the period	1,054,581	1,663,104	1,663,104
Cash – end of the period	18,752	1,191,248	1,054,581	1,663,104
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses				70,000
Offering costs paid by related party under promissory note				146,289
Deferred underwriting commissions				11,329,238
Remeasurement on Class A ordinary shares subject to possible redemption	3,720,218	1,824,379	$ 4,433,922	$ 32,854,514
Shareholder non-redemption agreement liability	382,243
Related party non-redemption agreement liability	37,657
Redemption payable	$ 5,587,383